Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2025
Intangible Assets
Schedule of intangible assets

	January 31,	January 31,
	2025	2024
Cost
Customer agreements and relationships	354,049	299,524
Existing technology	466,832	403,944
Trade names	12,142	10,139
Non-compete covenants	16,483	14,911
	849,506	728,518
Accumulated amortization
Customer agreements and relationships	189,908	172,026
Existing technology	316,506	285,148
Trade names	8,889	8,227
Non-compete covenants	12,933	12,070
	528,236	477,471
Net	321,270	251,047